Expense Example - Great-West Moderately Conservative Profile Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	L 1 Year	L 3 Years	L 5 Years	L 10 Years
USD ($)	44	155	277	633	80	266	469	1,053	105	345	604	1,345